SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS - Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)	$ 55.39
Granted (in dollars per share)	49.75	$ 49.75
Weighted Average Exercise Price Assumed as part of Merger		137.50
Balance at the end (in dollars per share)	$ 50.49	$ 55.39
ADS
WARRANTS
Outstanding at beginning	137,283
Granted	1,257,721	128,463
Assumed as part of Merger		8,820
Exercised - cashless	(342,100)
Outstanding at ending	1,052,904	137,283